Right of Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right of Use Assets, Net

	Real Estate	Transportation and Storage Assets (1)	Manufacturing Assets	Retail and Other	Total
COST
As at December 31, 2019 (2)	509	959	10	14	1,492
Additions	1	40	5	7	53
Terminations	—	(1)	—	—	(1)
Modifications	—	1	—	(3)	(2)
Reclassifications	(14)	—	—	—	(14)
Re-measurements	—	(1)	—	(1)	(2)
Exchange Rate Movements and Other	(1)	(21)	—	(2)	(24)
As at December 31, 2020 (2)	495	977	15	15	1,502
Acquisition (Note 5A)	99	765	138	130	1,132
Additions	4	96	7	3	110
Modifications	1	20	1	—	22
Re-measurements	(2)	1	—	(3)	(4)
Exchange Rate Movements and Other	(5)	(18)	—	(5)	(28)
Transfers to Assets Held for Sale (Note 16)	—	—	—	(78)	(78)
As at December 31, 2021	592	1,841	161	62	2,656

ACCUMULATED DEPRECIATION
As at December 31, 2019 (2)	32	128	3	4	167
Depreciation	27	181	2	5	215
Impairment Charges (Note 10)	—	3	—	—	3
Terminations	—	(1)	—	—	(1)
Exchange Rate Movements and Other	(1)	(18)	—	(2)	(21)
As at December 31, 2020 (2)	58	293	5	7	363
Depreciation	38	239	23	23	323
Impairment Charges (Note 10)	—	5	5	1	11
Terminations	—	(3)	—	—	(3)
Exchange Rate Movements and Other	(4)	(14)	—	(6)	(24)
Transfers to Assets Held for Sale (Note 16)	—	—	—	(24)	(24)
As at December 31, 2021	92	520	33	1	646

CARRYING VALUE
As at December 31, 2019 (2)	477	831	7	10	1,325
As at December 31, 2020 (2)	437	684	10	8	1,139
As at December 31, 2021	500	1,321	128	61	2,010
(1)Transportation and storage assets include railcars, barges, vessels, pipelines, caverns and storage tanks.
(2)Balances for periods prior to January 1, 2021, have been reclassified to conform with the current period’s presentation of asset classes.